Income Taxes (Details 2)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. Statutory rates		21.00%	21.00%
Foreign income not recognized in the U.S.		(20.80%)	(19.40%)	(32.50%)
Foreign income tax rate		25.00%	25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC		(8.90%)	(10.50%)	(8.10%)
R&D tax credit	[1]	(2.60%)	(3.50%)	(2.40%)
Change in valuation allowance		(1.90%)	(1.70%)	(0.30%)
Non-taxable permanent difference	[2]	(3.30%)	(0.60%)	(7.00%)
Effective tax rate		15.10%	10.30%	8.70%

[1]	From 1 January 2018 to 31 December 2020, for R&D expenses incurred for new technology, new products, or new craftsmanship, an extra 75% of the actual expenses incurred are also tax-deductible as an incentive.
[2]	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.